UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
                            Form 13F
                       FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Lingold Associates LLC

Address:  500 Fifth Avenue, 50th Floor
          New York, NY  10110

Form 13F File Number: 028-10921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Michael F. Moran

Title:    Chief Compliance Officer

Phone:    (212) 391-8960

Signature, Place, and Date of Signing:

Michael F. Moran    New York, NY 10110  May 7, 2008

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number Name
028-10921

FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included

Managers: NONE



Form 13F Information Table Entry

Total: 33



Form 13F Information Table Value
Total: 130717(thousands)
List of Other Included Managers: NONE

                                                          FORM 13F INFORMATION TABLE

                                                          VALUE    SHRS OR     SH/ INVESTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS      Cusip        (X$1000) PRN AMT     PRN DISCRETN    MANAGERS  SOLE     SHARED  NONE
----------------------   ---------------     ------------ -------- ----------
AMER VANGUARD            COM                 030371108         2171      130460SH  SOLE                     130460
AMERICAN INDEPENDENC     COM NEW             026760405          788      106475SH  SOLE                     106475
ANALOG DEVICES           COM                 032654105         4600      155830SH  SOLE                     155830
BED BATH BEYOND          COM                 075896100         5602      189910SH  SOLE                     189910
CEMEX                    SPON ADR NEW        151290889         5746      220003SH  SOLE                     220003
COVIDIEN LTD             COM                 G2552X108         4891      110527SH  SOLE                     110527
D R HORTON INC           COM                 23331A109         2510      159360SH  SOLE                     159360
FORESTAR                 COM                 346233109         2110       84699SH  SOLE                      84699
GEN AMER INVS            COM                 368802104         3896      122199SH  SOLE                     122199
GENERAL ELECTRIC         COM                 369604103         4794      129525SH  SOLE                     129525
GENERAL MOTORS           COM                 370442105         3656      191905SH  SOLE                     191905
GRACO                    COM                 384109104         4310      118870SH  SOLE                     118870
GUARANTY FIN             COM                 40108N106         1478      139174SH  SOLE                     139174
HESS CORP                COM                 42809H107         4197       47600SH  SOLE                      47600
ILLINOIS TOOL WKS        COM                 452308109         6291      130432SH  SOLE                     130432
INDEPENDENCE HLDG        COM NEW             453440307          794       66600SH  SOLE                      66600
INGERSOLL-RAND           CL A                G4776G101         4538      101790SH  SOLE                     101790
INTEL CORP               COM                 458140100         5399      254905SH  SOLE                     254905
JP MORGAN CHASE          COM                 46625H100         5765      134215SH  SOLE                     134215
LAMAR ADVERT             CL A                512815101         4734      131770SH  SOLE                     131770
M&T BANK CORP            COM                 55261F104         4915       61065SH  SOLE                      61065
MARATHON OIL             COM                 565849106         5199      114015SH  SOLE                     114015
MERRILL LYNCH            COM                 590188108         3493       85730SH  SOLE                      85730
NABORS INDUSTRIES        SHS                 G6359F103         5770      170870SH  SOLE                     170870
NALCO HOLDING CO         COM                 62985Q101         5064      239455SH  SOLE                     239455
PLAINS EXP & PROD        COM                 726505100         5574      104895SH  SOLE                     104895
REGENERON                COM                 75886F107          242       12600SH  SOLE                      12600
SOUTHWEST AIR            COM                 844741108         5144      414865SH  SOLE                     414865
TEMPLE-INLAND            COM                 879868107         1589      124933SH  SOLE                     124933
UNITED HEALTH            COM                 91324P102         2649       77085SH  SOLE                      77085
WESTERN UNION            COM                 959802109         3826      179860SH  SOLE                     179860
WEYERHAUSER              COM                 962166104         5558       85455SH  SOLE                      85455
WINNEBAGO                COM                 974637100         3424      202600SH  SOLE                     202600